Significant accounting judgments, estimates and assumptions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans to customers	$ 5,321,885	$ 3,202,334
ECL [Member]
IfrsStatementLineItems [Line Items]
Allowance for credit card receivables	3,184,096
Credit card receivables	2,389,526
Loans to customers	$ 794,750